UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2016

Date of reporting period:  May 31, 2015

Item 1. Schedule of Investments.

Pzena Mid Cap Focused Value Fund
Schedule of Investments
May 31, 2015 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 94.21%
Consumer Discretionary - 13.91%
Dana Holding Corp.	4,200	$91,434	3.15%
Interpublic Group of Companies, Inc.	3,925	80,149	2.77%
News Corp. (a)	6,150	93,172	3.21%
Omnicom Group, Inc.	1,100	81,983	2.83%
Staples, Inc.	3,425	56,393	1.95%
		403,131	13.91%
Energy - 7.52%
Baker Hughes, Inc.	1,125	72,518	2.50%
Murphy Oil Corp.	1,900	82,574	2.85%
Superior Energy Services, Inc.	2,725	62,920	2.17%
		218,012	7.52%
Financials - 37.76%
Assurant, Inc.	1,150	75,728	2.61%
Axis Capital Holdings, Ltd. (b)	1,950	107,327	3.69%
Comerica, Inc.	1,325	64,859	2.24%
Invesco, Ltd. (b)	1,425	56,758	1.96%
KeyCorp	6,025	87,844	3.03%
Legg Mason, Inc.	1,025	54,694	1.89%
Primerica, Inc.	1,125	49,759	1.72%
Progressive Corp.	3,175	86,804	3.00%
Regions Financial Corp.	9,150	92,323	3.18%
Synovus Financial Corp.	1,825	52,962	1.83%
Torchmark Corp.	1,562	89,142	3.07%
Validus Holdings, Ltd. (b)	1,700	72,947	2.52%
Voya Financial, Inc.	1,650	74,762	2.58%
Webster Financial Corp.	1,550	58,730	2.03%
Willis Group Holdings PLC (b)	1,470	69,766	2.41%
		1,094,405	37.76%
Health Care - 4.04%
Cigna Corp.	663	93,371	3.23%
WellCare Health Plans, Inc. (a)	275	23,559	0.81%
		116,930	4.04%
Industrials - 14.29%
AECOM Technology Corp. (a)	2,564	84,689	2.92%
KBR, Inc.	3,950	75,643	2.61%
Owens Corning, Inc.	1,250	52,950	1.83%
Parker Hannifin Corp.	725	87,311	3.02%
Stanley Black & Decker, Inc.	600	61,464	2.12%
Terex Corp.	2,100	51,933	1.79%
		413,990	14.29%
Information Technology - 13.75%
Arrow Electronics, Inc. (a)	950	57,751	1.99%
Avnet, Inc.	2,600	114,425	3.96%
Flextronics International, Ltd. (a) (b)	5,650	68,648	2.37%
Ingram Micro, Inc. (a)	2,250	60,323	2.08%
ON Semiconductor Corp. (a)	7,325	97,129	3.35%
		398,276	13.75%

Utilities - 2.94%
Edison International	1,400	85,134	2.94%
Total Common Stocks (Cost $2,619,315)		2,729,878	94.21%

REITS - 3.09%
Lamar Advertising Co.	1,475	89,415	3.09%
Total REITS (Cost $77,272)		89,415	3.09%

SHORT-TERM INVESTMENTS - 3.65%
Short Term Treasury Investment - Institutional Class, 0.02% (c)	105,677	105,677	3.65%
Total Short-Term Investments (Cost $105,677)		105,677	3.65%

Total Investments (Cost $2,802,264) - 100.95%		2,924,970	100.95%
Liabilities in Excess of Other Assets - (0.95)%		(27,601)	(0.95)%
TOTAL NET ASSETS - 100.00%		$2,897,369	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
PLC	Public Limited Company
(a)	Non-Income Producing Security.
(b)	Foreign Issued Security.
(c)	Rate shown is the 7-day yield as of May 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows*:

	Cost of investments	$2,802,264
	Gross unrealized appreciation	240,359
	Gross unrealized depreciation	(117,653)
	Net unrealized appreciation	$122,706

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Measurements at May 31, 2015 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
	Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for
	the asset or liability, either directly or indirectly. These inputs may include quoted prices
	for the identical instrument on an inactive market, prices for similar instruments, interest
	rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs
	are not available, representing the Funds’ own assumptions about the assumptions a market
	participant would use in valuing the asset or liability, and would be based on the best
	information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price
(“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Participatory Notes - Participatory notes are valued with an evaluated price provided by an independent pricing service. These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and ask price. These securities will generally be classified level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Fund's investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Fund's Board of Trustees.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the
Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair value securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's securities as of May 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$403,131	$-	$-	$403,131
Energy	218,012	-	-	218,012
Financials	1,094,405	-	-	1,094,405
Health Care	116,930	-	-	116,930
Industrials	413,990	-	-	413,990
Information Technology	398,276	-	-	398,276
Utilities	85,134	-	-	85,134
Total Common Stock	2,729,878	-	-	2,729,878
REITs	89,415	-	-	89,415
Short-Term Investments	105,677	-	-	105,677
Total Investments in Securities	$2,924,970	$-	$-	$2,924,970

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels at May 31, 2015. There were no level 3 securities held in the Fund during the period ended May 31, 2015.

Pzena Emerging Markets Focused Value Fund
Schedule of Investments
May 31, 2015 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 89.06%
Brazil - 7.25%
Cia de Saneamento Basico do Estrado de San Paulo	14,600	$84,723	0.50%
Petroleo Brasileiro S.A. (a)	84,900	330,136	1.94%
Randon SA Implementos e Participacoes	139,650	156,029	0.92%
Telefonica Brasil S.A. - ADR	24,450	344,011	2.03%
Usinas Siderurgicas de Minas Gerais S.A. (a)	199,600	315,722	1.86%
		1,230,621	7.25%
China - 20.82%
Baoxin Auto Group, Ltd.	167,500	139,986	0.82%
China Agri-Industries Holdings, Ltd.	543,000	327,748	1.93%
China Coal Energy Co., Ltd.	131,000	79,408	0.47%
China Construction Bank Corp.	396,000	397,856	2.34%
China Dongxiang Group Co.	908,000	257,633	1.52%
China Mobile, Ltd.	53,000	697,903	4.11%
China Power International Development, Ltd.	788,000	573,191	3.38%
China Shenhua Energy Co., Ltd.	137,000	336,773	1.98%
China Shineway Pharmaceutical Group, Ltd.	51,000	89,323	0.53%
Dah Chong Hong Holdings, Ltd.	153,000	91,165	0.54%
Dongfeng Motor Group Co., Ltd.	252,000	412,110	2.43%
Kingboard Laminates Holdings, Ltd.	256,000	130,086	0.77%
		3,533,182	20.82%
Czech Republic - 2.25%
CEZ	15,350	382,265	2.25%

Hong Kong - 4.04%
Pacific Basin Shipping, Ltd.	1,275,000	475,228	2.80%
Stella International Holdings, Ltd.	49,000	121,842	0.72%
Texwinca Holdings, Ltd.	92,000	89,227	0.52%
		686,297	4.04%
Hungary - 4.21%
Magyar Telekom Telecommunications PLC (a)	183,425	271,062	1.60%
OTP Bank PLC	21,900	443,441	2.61%
		714,503	4.21%
Malaysia - 2.34%
Genting Malaysia Berhad	342,900	397,525	2.34%

Poland - 2.36%
Cyfrowy Polsat S.A. (a)	59,850	400,253	2.36%

Qatar - 0.84%
Industries Qatar Q.S.C.	3,850	141,848	0.84%

Republic of Korea - 15.60%
Dongbu Insurance Co., Ltd.	4,240	196,649	1.16%
Hana Financial Group, Inc.	12,240	328,020	1.93%
Hyundai Heavy Industries Co., Inc.	3,700	434,017	2.56%
KB Financial Group, Inc.	6,410	232,802	1.37%
KB Financial Group, Inc. - ADR	850	30,472	0.18%
LG Electronics, Inc.	6,800	339,310	2.00%
POSCO	1,775	390,796	2.30%
Samsung Electronics Co., Ltd.	406	478,811	2.82%
Samsung Electronics Co., Ltd. - GDR	114	67,488	0.40%
Shinhan Financial Group Co., Ltd.	3,490	131,948	0.78%
Shinhan Financial Group Co., Ltd. - ADR	450	16,744	0.10%
		2,647,057	15.60%
Russian Federation - 8.50%
Gazprom OAO	102,175	548,373	3.23%
Lukoil - ADR	8,950	429,242	2.53%
Rosneft Oil Co. - GDR	101,550	464,998	2.74%
		1,442,613	8.50%
South Africa - 3.86%
Aveng, Ltd. (a)	107,425	75,628	0.45%
Reunert, Ltd.	60,975	338,646	1.99%
Sasol	6,825	240,636	1.42%
		654,910	3.86%
Taiwan - 9.33%
Advanced Semiconductor Engineering, Inc.	31,000	44,440	0.26%
Compal Electronics, Inc.	573,000	474,186	2.80%
Compal Electronics, Inc. - GDR (d)	11,925	49,167	0.29%
Hon Hai Precision Industry Co., Ltd.	157,000	506,914	2.99%
Taiwan Semiconductor Manufacturing Co., Ltd.	91,000	432,867	2.55%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	3,100	75,268	0.44%
		1,582,842	9.33%
Thailand - 2.12%
Bangkok Bank Public Co. Ltd.	9,900	53,561	0.31%
Bangkok Bank Public Co., Ltd. - NVDR	56,700	306,760	1.81%
		360,321	2.12%
Turkey - 2.11%
Akbank T.A.S.	115,425	343,789	2.03%
Akbank T.A.S. - ADR	2,425	14,404	0.08%
		358,193	2.11%
United Arab Emirates - 2.40%
Abu Dhabi Commercial Bank PJSC	37,250	77,278	0.46%
Union National Bank PJSC	183,550	329,816	1.94%
		407,094	2.40%

United States - 1.03%
Flextronics International, Ltd. (a)		14,450	175,567	1.03%
Total Common Stocks (Cost $15,228,605)			15,115,091	89.06%

PARTICIPATORY NOTES - 7.58% (c)
India - 7.15%
Bank of Baroda		35,500	90,447	0.53%
HCL Technologies Ltd.		12,750	201,928	1.19%
Hindalco Industries Ltd.		129,675	262,621	1.55%
NTPC Ltd.		122,898	262,954	1.55%
National Hydroelectric Power Corp., Ltd.		518,398	163,675	0.96%
Punjab National Bank		35,150	84,626	0.50%
State Bank of India		34,125	148,729	0.87%
			1,214,980	7.15%
Republic of Korea - 0.38%
Dongbu Insurance Co., Ltd. (a)		575	26,578	0.16%
Hana Financial Group, Inc.		1,375	36,724	0.22%
			63,302	0.38%
United Arab Emirates - 0.05%
Abu Dhabi Commercial Bank PJSC (a)		4,350	9,024	0.05%

Total Participatory Notes (Cost $1,410,433)			1,287,306	7.58%

SHORT-TERM INVESTMENTS - 3.65%
Short Term Treasury Investment - Institutional Class, 0.02% (b)		618,791	618,791	3.65%
Total Short-Term Investments (Cost $618,791)			618,791	3.65%

Total Investments (Cost $17,257,829) - 100.29%			17,021,188	100.29%
Liabilities in Excess of Other Assets - (0.29)%			(48,577)	(0.29)%
TOTAL NET ASSETS - 100.00%			$16,972,611	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PJSC	Private Joint Stock Company
PLC	Public Limited Company
(a)	Non-Income Producing Security.
(b)	Rate Shown is the 7 day yied as of May 31, 2015.
(c)	Participatory notes ("P-notes") allow an indirect investment
	in foreign securities without registration in those markets.
	In addition to normal risks associated with direct
	investments, P-notes are also subject to counterparty risk.
	The performance results of P-notes will not exactly replicate
	the performance of the underlying securities due to
	transaction costs and other expenes.
(d)	Illiquid security: a security may be considered illiquid if it
	lacks a readily available market. As of May 31, 2015 the
	value of these investments was $49,167 or 0.29% of total
	net assets.

Pzena Emerging Markets Focused Value Fund
Portfolio Diversification
May 31, 2015 (Unaudited)
		% of
	Value	Net Assets
COMMON STOCKS
Consumer Discretionary	$2,249,051	13.25%
Consumer Staples	327,748	1.93%
Energy	2,429,565	14.31%
Financials	2,903,540	17.11%
Health Care	89,323	0.53%
Industrials	1,621,396	9.55%
Information Technology	2,434,794	14.35%
Materials	706,518	4.16%
Telecommunication Services	1,312,977	7.74%
Utilities	1,040,179	6.13%
Total Common Stocks	15,115,091	89.06%
PARTICIPATION NOTES
Financials	396,128	2.33%
Information Technology	201,928	1.19%
Materials	262,621	1.55%
Utilities	426,629	2.51%
Total Participation Notes	1,287,306	7.58%
Short-Term Investments	618,791	3.65%
Total Investments	17,021,188	100.29%
Liabilities in Excess of Other Assets	(48,577)	(0.29)%
Total Net Assets	$16,972,611	100.00%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows*:

Cost of investments	$17,257,829
Gross unrealized appreciation	1,374,120
Gross unrealized depreciation	(1,610,761)
Net unrealized appreciation	$(236,641)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Measurements at May 31, 2015 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price
(“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Participatory Notes - Participatory notes are valued with an evaluated price provided by an independent pricing service. These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and ask price. These securities will generally be classified level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Fund's investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Fund's Board of Trustees.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the
Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair value securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's securities as of May 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,230,621	$-	$-	$1,230,621
China	1,713,089	-	-	1,713,089
Czech Republic	382,265	-	-	382,265
Hong Kong	2,506,390	-	-	2,506,390
Hungary	714,503	-	-	714,503
Malaysia	397,525	-	-	397,525
Poland	400,253	-	-	400,253
Qatar	141,848	-	-	141,848
Republic of Korea	2,647,057	-	-	2,647,057
Russian Federation	1,442,613	-	-	1,442,613
South Africa	654,910	-	-	654,910
Taiwan	1,582,842	-	-	1,582,842
Thailand	360,321	-	-	360,321
Turkey	358,193	-	-	358,193
United Arab Emirates	407,094	-	-	407,094
United States	175,567	-	-	175,567
Total Common Stock	15,115,091	-	-	15,115,091
Participatory Notes
India	-	1,214,980	-	1,214,980
Republic of Korea	-	63,302	-	63,302
United Arab Emirates	-	9,024	-	9,024
Total Participatory Notes	-	1,287,306	-	1,287,306
Short-Term Investments	618,791	-	-	618,791
Total Investments in Securities	$15,733,882	$1,287,306	$-	$17,021,188

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels at May 31, 2015. There were no level 3 securities held in the Fund during the period ended May 31, 2015.

Pzena Long/Short Value Fund
Schedule of Investments
May 31, 2015 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 102.76%
Consumer Discretionary - 13.82%
Coach, Inc. (d)	550	$19,454	0.46%
DIRECTV (a) (d)	825	75,108	1.77%
Ford Motor Co. (d)	3,844	58,313	1.37%
GameStop Corp. (d)	607	26,350	0.62%
General Motors Co. (d)	1,259	45,286	1.07%
Interpublic Group of Companies, Inc. (d)	5,042	102,958	2.43%
News Corp. (a) (d)	4,635	70,220	1.66%
Omnicom Group, Inc. (d)	1,096	81,685	1.93%
Staples, Inc. (d)	6,497	106,973	2.51%
		586,347	13.82%
Consumer Staples - 1.39%
Wal-Mart Stores, Inc.	794	58,970	1.39%

Energy - 9.16%
Baker Hughes, Inc. (d)	1,307	84,249	1.99%
BP PLC - ADR (b) (d)	1,334	55,308	1.30%
ConocoPhillips	325	20,696	0.49%
ExxonMobil Corp. (d)	1,325	112,889	2.66%
Murphy Oil Corp. (d)	560	24,338	0.57%
Royal Dutch Shell PLC - ADR (b) (d)	575	34,339	0.81%
Superior Energy Services, Inc. (d)	2,462	56,848	1.34%
		388,667	9.16%
Financials - 33.34%
Aflac, Inc. (d)	336	20,906	0.49%
American International Group, Inc. (d)	1,403	82,230	1.94%
Assurant, Inc. (d)	781	51,429	1.21%
Axis Capital Holdings Ltd. (b) (d)	1,267	69,736	1.64%
Bank of America Corp. (d)	5,086	83,919	1.98%
Citigroup, Inc. (d)	1,647	89,069	2.11%
Franklin Resources, Inc. (d)	1,183	60,227	1.42%
Genworth Financial, Inc. (a)	2,672	21,216	0.50%
Goldman Sachs Group, Inc. (d)	373	76,909	1.81%
JPMorgan Chase & Co. (d)	1,116	73,410	1.73%
Legg Mason, Inc. (d)	1,291	68,888	1.62%
Metlife, Inc. (d)	1,126	58,845	1.39%
Morgan Stanley (d)	2,034	77,699	1.83%
PartnerRe, Ltd. (b) (d)	521	68,475	1.61%
PNC Financial Services Group, Inc. (d)	713	68,227	1.61%
Progressive Corp. (d)	2,577	70,455	1.66%
Regions Financial Corp. (d)	1,951	19,686	0.46%
State Street Corp. (d)	1,057	82,372	1.94%
Torchmark Corp.	1,323	75,504	1.78%
UBS Group AG (a) (b) (d)	1,947	42,016	0.99%
Validus Holdings, Ltd. (b) (d)	1,263	54,195	1.28%
Voya Financial, Inc. (d)	1,385	62,754	1.48%
Wells Fargo & Co. (d)	652	36,486	0.86%
		1,414,653	33.34%

Health Care - 9.83%
Abbott Laboratories (d)	2,873	139,629	3.29%
Baxter International, Inc. (d)	904	60,215	1.42%
Cigna Corp. (d)	857	120,691	2.85%
Gilead Sciences, Inc. (a) (d)	678	76,119	1.79%
Patterson Companies, Inc. (d)	422	20,188	0.48%
		416,842	9.83%
Industrials - 8.38%
AECOM Technology Corp. (a) (d)	1,601	52,881	1.25%
Cummins, Inc. (d)	302	40,936	0.97%
Dover Corp. (d)	473	35,664	0.84%
Owens Corning, Inc. (d)	1,309	55,449	1.31%
Parker Hannifin Corp. (d)	597	71,897	1.68%
Stanley Black & Decker, Inc.	525	53,781	1.27%
Terex Corp. (d)	1,812	44,811	1.06%
		355,419	8.38%
Information Technology - 23.44%
Amdocs, Ltd. (b) (d)	1,446	79,313	1.87%
Arrow Electronics, Inc. (a) (d)	642	39,027	0.92%
Avnet, Inc. (d)	2,290	100,783	2.38%
Cisco Systems, Inc. (d)	1,946	57,037	1.34%
Corning, Inc. (d)	2,513	52,572	1.24%
Hewlett-Packard Co. (d)	3,638	121,510	2.87%
Intel Corp. (d)	1,759	60,615	1.43%
International Business Machines Corp. (d)	137	23,242	0.55%
Jabil Circuit, Inc. (d)	2,162	53,120	1.25%
Microsoft Corp. (d)	2,008	94,095	2.22%
ON Semiconductor Corp. (a) (d)	9,005	119,406	2.81%
Oracle Corp. (d)	2,340	101,767	2.40%
QUALCOMM, Inc. (d)	282	19,650	0.46%
Synopsys, Inc. (a) (d)	1,446	72,141	1.70%
		994,278	23.44%
Utilities - 3.40%
Edison International	1,184	71,999	1.70%
PG&E Corp.	1,347	72,024	1.70%
		144,023	3.40%
Total Common Stocks (Cost $4,173,023)		4,359,199	102.76%

REITS - 6.21%
Financials - 6.21%
Hospitality Properties Trust (d)	1,982	59,837	1.41%
Lamar Advertising Co. (d)	2,296	139,183	3.28%
Senior Housing Properties Trust	3,215	64,332	1.52%
Total REITS (Cost $257,944)		263,352	6.21%

SHORT-TERM INVESTMENTS - 0.75%
Short Term Treasury Investment - Institutional Class, 0.02% (c)	31,700	31,700	0.75%
Total Short-Term Investments (Cost $31,700)		31,700	0.75%

Total Investments (Cost $4,462,667) - 109.72%		4,654,251	109.72%
Liabilities in Excess of Other Assets - (9.72)%		(412,326)	(9.72)%
TOTAL NET ASSETS - 100.00%		$4,241,925	100.00%

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
ADR	American Depository Receipt
(a)	Non-Income Producing Security.
(b)	Foreign Issued Security.
(c)	Rate show is the 7-day yield as of May 31, 2015.
(d)	All of a portion of the security has been pledged in connection with open short securities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Pzena Long/Short Value Fund
Schedule of Securities Sold Short
May 31, 2015 (Unaudited)
			% of
	Shares	Fair Value	Net Assets
COMMON STOCKS - 52.49%
Consumer Discretionary - 10.82%
Amazon.com, Inc. (a)	80	$34,338	0.81%
Cabelas, Inc. (a)	532	27,132	0.64%
Chipotle Mexican Grill, Inc. (a)	30	18,466	0.44%
Goodyear Tire & Rubber Co.	1,085	34,552	0.81%
GoPro, Inc. (a)	711	39,432	0.93%
Hilton Worldwide Holdings, Inc. (a)	1,035	29,974	0.71%
Kate Spade & Co. (a)	955	23,665	0.56%
Las Vegas Sands Corp.	546	27,753	0.65%
Lions Gate Entertainment Corp. (b)	985	32,594	0.77%
MGM Resorts International (a)	1,463	29,333	0.69%
Netflix, Inc. (a)	55	34,323	0.81%
Restoration Hardware Holdings Inc. (a)	327	29,744	0.70%
Tesla Motors, Inc. (a)	140	35,112	0.83%
Tiffany & Co.	346	32,430	0.76%
Wynn Resorts Ltd.	298	30,006	0.71%
		458,854	10.82%
Consumer Staples - 0.83%
Estee Lauder Companies, Inc.	401	35,059	0.83%

Energy - 5.71%
Cabot Oil & Gas Corp.	928	31,515	0.74%
Core Laboratories N.V. (b)	243	28,548	0.67%
Diamondback Energy, Inc. (a)	418	32,524	0.77%
EQT Corp.	395	33,603	0.79%
Pioneer Natural Resources Co.	206	30,453	0.72%
Range Resources Corp.	497	27,539	0.65%
Targa Resources Corp.	326	29,976	0.71%
Teekay Corp. (b)	614	28,133	0.66%
		242,291	5.71%
Financials - 2.22%
Charles Schwab Corp.	1,018	32,220	0.76%
SLM Corp. (a)	2,980	30,575	0.72%
TFS Financial Corp.	2,105	31,259	0.74%
		94,054	2.22%
Health Care - 7.18%
Alexion Pharmaceuticals, Inc. (a)	172	28,180	0.66%
Align Technology, Inc. (a)	525	31,852	0.75%
Athenahealth, Inc. (a)	248	28,917	0.68%
Envision Healthcare Holdings, Inc. (a)	830	30,668	0.72%
IDEXX Laboratories, Inc. (a)	161	21,832	0.52%
Illumina, Inc. (a)	170	35,034	0.83%
Intercept Pharmaceuticals, Inc. (a)	107	27,306	0.64%
Puma Biotechnology, Inc. (a)	165	32,249	0.76%
Seattle Genetics, Inc. (a)	879	37,876	0.89%
Taro Pharmaceutical Industries, Ltd. (a) (b)	207	30,781	0.73%
		304,695	7.18%

Industrials - 5.74%
Genesee & Wyoming, Inc. (a)	345	28,407	0.67%
HEICO Corp.	569	32,604	0.77%
Kansas City Southern	301	27,240	0.64%
Pall Corp.	257	31,981	0.76%
Robert Half International, Inc.	535	30,158	0.71%
Union Pacific Corp.	290	29,264	0.69%
United Parcel Service, Inc.	305	30,262	0.71%
Waste Connections, Inc.	692	33,583	0.79%
		243,499	5.74%
Information Technology - 12.78%
Akamai Technologies, Inc. (a)	420	32,033	0.76%
Arista Networks, Inc. (a)	436	30,481	0.72%
Aspen Technology, Inc. (a)	613	26,236	0.62%
Atmel Corp.	2,489	22,077	0.52%
Autodesk, Inc. (a)	552	29,891	0.71%
Cognex Corp. (a)	619	31,241	0.74%
EchoStar Corp. (a)	591	29,609	0.70%
Guidewire Software, Inc. (a)	631	30,572	0.72%
LinkedIn Corp. (a)	161	31,384	0.74%
NetSuite, Inc. (a)	324	30,268	0.71%
Pandora Media, Inc. (a)	1,367	25,522	0.60%
Red Hat, Inc. (a)	440	33,999	0.80%
Salesforce.com, Inc. (a)	445	32,374	0.76%
SunEdison, Inc. (a)	1,100	32,967	0.78%
Ultimate Software Group, Inc. (a)	192	31,063	0.73%
VMware, Inc. (a)	375	32,745	0.77%
Workday, Inc. (a)	361	28,490	0.67%
Yelp, Inc. (a)	648	31,046	0.73%
		541,998	12.78%
Materials - 5.17%
Air Products & Chemicals, Inc.	211	30,966	0.73%
International Paper Co.	550	28,507	0.67%
MeadWestvaco Corp.	592	29,920	0.71%
Monsanto Co.	257	30,064	0.71%
NewMarket Corp.	76	34,991	0.82%
Platform Specialty Products Corp. (a)	1,305	34,152	0.81%
PolyOne Corp.	790	30,723	0.72%
		219,323	5.17%
Utilities - 2.04%
Aqua America, Inc.	1,156	30,426	0.72%
ITC Holdings Corp.	758	26,750	0.63%
Sempra Energy	275	29,554	0.69%
		86,730	2.04%
Total Common Stocks (Proceeds $2,168,207)		2,226,503	52.49%

REITS - 5.97%
Financials - 5.97%
Boston Properties, Inc.	207	26,916	0.63%
Kilroy Realty Corp.	299	20,652	0.49%
Plum Creek Timber Company, Inc.	714	29,460	0.69%
Prologis, Inc.	708	28,030	0.66%
Public Storage	164	31,740	0.75%
Simon Property Group, Inc.	146	26,484	0.62%
SL Green Realty Corp.	253	30,021	0.71%

Taubman Centers, Inc.		395	29,242	0.69%
Vornado Realty Trust		310	30,966	0.73%
Total REITS (Proceeds $255,434)			253,511	5.97%

Total Securities Sold Short (Proceeds $2,423,641) - 58.46%			$2,480,014	58.46%

Percentages are stated as a percent of net assets.

As of May 31, 2015 securities and cash collateral of $3,954,084 has been pledged in connection with open short securities.

REIT	Real Estate Investment Trust
PLC	Public Limited Company
(a)	Non-Income Producing Security.
(b)	Foreign Issued Security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows*:

	Cost of investments	$4,558,880
	Gross unrealized appreciation	310,752
	Gross unrealized depreciation	(215,381)
	Net unrealized depreciation	$95,371

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Measurements at May 31, 2015 (Unaudited)
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
	Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for
	the asset or liability, either directly or indirectly. These inputs may include quoted prices
	for the identical instrument on an inactive market, prices for similar instruments, interest
	rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs
	are not available, representing the Funds’ own assumptions about the assumptions a market
	participant would use in valuing the asset or liability, and would be based on the best
	information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price
(“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Participatory Notes - Participatory notes are valued with an evaluated price provided by an independent pricing service. These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Debt securities having a maturity of 60 days or less are valued at the evaluated mean between the bid and ask price. These securities will generally be classified level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at the evaluated mean between bid and asked price. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Fund's investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Fund's Board of Trustees.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the
Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair value securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's securities as of May 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$586,347	$-	$-	$586,347
Consumer Staples	58,970	-	-	58,970
Energy	388,667	-	-	388,667
Financials	1,414,653	-	-	1,414,653
Health Care	416,842	-	-	416,842
Industrials	355,419	-	-	355,419
Information Technology	994,278	-	-	994,278
Utilities	144,023	-	-	144,023
Total Common Stock	4,359,199	-	-	4,359,199
REITs	263,352	-	-	263,352
Short-Term Investments	31,700	-	-	31,700
Total Investments in Securities	$4,654,251	$-	$-	$4,654,251

	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock
Consumer Discretionary	$458,854	$-	$-	$458,854
Consumer Staples	35,059	-	-	35,059
Energy	242,291	-	-	242,291
Financials	94,054	-	-	94,054
Health Care	304,695	-	-	304,695
Industrials	243,499	-	-	243,499
Information Technology	541,998	-	-	541,998
Materials	219,323	-	-	219,323
Utilities	86,730	-	-	86,730
Total Common Stock	2,226,503			2,226,503
REITs	253,511	-	-	253,511
Total Securities Sold Short	$2,480,014	$-	$-	$2,480,014

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.
Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels at May 31, 2015. There were no level 3 securities held in the Fund during the period ended May 31, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title) /s/ Douglas G. Hess
                                           Douglas G. Hess, President

Date  7/22/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 7/22/2015

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date 7/22/2015

* Print the name and title of each signing officer under his or her signature.